Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,425,000
Previously Paid Amount	0.00
Total Fee Amount	1,577.79
Total Offset Amount	0.00
Net Fee	1,577.79
Narrative - Max Aggregate Offering Price	$ 11,425,000
Final Prospectus	true